Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Change in Level 3 Liabilities
The following table presents the changes in level 3 liabilities for the year ended December 31, 2018 and December 31, 2019,

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B-2 Preferred Shares	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	—	—	—

Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of the IPO	(1,205,108)	(1,983,719)	(3,188,827)

Balance as of December 31, 2018	—	—	—

Summary of Financial Instruments Measured at Fair Value on Recurring Basis
The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018 and 2019:

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	—	300,162	—	300,162

Liabilities
Derivative liabilities (i i )	—	—	—	—

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	108,476	2,111,055	—	2,219,531

Liabilities
Derivative liabilities(ii)	—	—	—	—
(i)
Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)
The Company has determined that conversion feature embedded in the Series
B-2
Preferred Shares is required to be bifurcated and accounted for as a derivative liability which was measured at fair value (Note 20). Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in
capital accordingly.

Schedule of Equity Allocation Model Valuation Assumptions Techniques
In determining the fair value of these preferred shares, the Company has adopted the equity allocation model. For purposes of determining the conversion features of the Pre-IPO Preferred Shares as of March 8, 2018 and May 10, 2018, the Company has re-performed the equity allocation model for the Pre-IPO Preferred Shares in scenarios assuming the conversion feature is removed, the difference between those with embedded conversion features scenario and those without embedded conversion features scenario is considered to be value of the conversion features of the Pre-IPO Preferred Shares. The Company assumed the Pre-IPO Preferred Shares would not be converted to ordinary shares in neither the IPO scenario, the liquidation scenario nor the redemption scenario. Such approach involves certain significant estimates which are as follows:

Valuation Date	March 8, 2018	May 10, 2018
Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%